Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses	¥ 823,839		¥ 503,139	¥ 298,096
Deferred income tax expense	(369,064)		(262,321)	157,325
Total	¥ 454,775	$ 65,936	¥ 240,818	¥ 455,421